Financial Liabilities (Non-Current and Current) - Summary of Changes in Bonds (Detail) - Telecom Italia S.p.A. [member] € in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds buybacks value		€ 157
Bonds with 2.875% interest maturing January 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Currency		Euro
Amount		€ 750
Issue date		Jun. 28, 2018
Bonds interest rate		2.875%	2.875%
Bonds with 4.750% interest [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate		4.75%	4.75%
Currency	Euro
Amount		€ 593
Repayment date		May 25, 2018
Bonds with 6.999% interest [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate		6.999%	6.999%
Currency		USD
Amount | $			$ 677
Repayment date		Apr. 06, 2018
Bonds with 6.125% interest [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate		6.125%	6.125%
Currency	Euro
Amount		€ 582
Repayment date		Dec. 14, 2018